SCHEDULE OF BUSINESS SEGMENT AND GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total sales	$ 44,768	$ 31,066	$ 36,016
Equipment Sales [Member]
Disaggregation of Revenue [Line Items]
Total sales	33,112	21,487	24,695
Services [Member]
Disaggregation of Revenue [Line Items]
Total sales	4,372	2,407	6,368
Sales at a Single Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total sales	37,484	23,894	31,063
Rental [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 7,284	$ 7,172	$ 4,953